CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Deposits	$ 423,812		$ 513,152	$ 554,864
Time deposit uninsured	$ 207,966		231,187	295,761
Deposit for insurance			$ 231,187	$ 295,761
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Proportional of ownership interest and voting power held				0.01%
DSwiss Inc. [Member]
Concentration Risk [Line Items]
Dividend share for common stock				23,330
No Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	10.00%	10.00%	10.00%	10.00%
Five Individual Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	89.00%		72.00%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	21.10%	84.00%	53.30%	47.30%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | DSwiss Inc. [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			22.10%	47.30%
Vendor One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	46.00%		46.60%
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	17.30%	16.00%	22.10%	45.20%
Vendor Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	30.70%		25.80%
Vendor Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	14.70%		21.30%
Vendor Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	19.80%		23.90%
Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	30.70%		46.60%
One Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage	14.20%		10.30%	17.90%
No Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		10.00%
Vendors [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			47.00%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			100.00%